Property, Plant And Equipment (Tables)	12 Months Ended
Aug. 31, 2018
Property, Plant And Equipment [Abstract]
Schedule Of Net Book Value Of Property, Plant And Equipment

	August 31, 2018			August 31, 2017
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value
	$	$	$	$	$	$
Cable and telecommunications distribution system	6,506	3,142	3,364	5,955	2,843	3,112
Digital cable terminals and modems	855	499	356	826	468	358
Satellite audio, video and data network and DTH receiving equipment	111	46	65	124	64	60
Land and buildings	641	238	403	645	217	428
Data centre infrastructure, data processing and other	679	410	269	685	400	285
Assets under construction	215	–	215	101	–	101
	9,007	4,335	4,672	8,336	3,992	4,344

Changes In Net Carrying Amounts Of Property, Plant And Equipment

	August 31,								August 31,
	2017								2018
	Net book value	Additions	Transfers	Acquisition	Amortization	Disposals and writedown	Divestment	Foreign exchange translation	Net book value
	$	$	$	$	$	$	$	$	$
Cable and telecommunications distribution system	3,112	578	208	–	(524)	(10)	–	–	3,364
Digital cable terminals and modems	358	224	–	–	(226)	–	–	–	356
Satellite audio, video and data network and DTH receiving equipment	60	19	–	–	(14)	–	–	–	65
Land and buildings	428	4	–	–	(29)	–	–	–	403
Data centre infrastructure, data processing and other	285	27	11	–	(54)	–	–	–	269
Assets under construction	101	333	(219)	–	–	–	–	–	215
	4,344	1,185	–	–	(847)	(10)	–	–	4,672

	August 31,								August 31,
	2016								2017
	Net book value	Additions	Transfers	Acquisition	Amortization	Disposals and writedown	Divestment	Foreign exchange translation	Net book value
	$	$	$	$	$	$	$	$	$
Cable and telecommunications distribution system	2,807	519	272	–	(485)	(1)	–	–	3,112
Digital cable terminals and modems	347	224	–	–	(213)	–	–	–	358
Satellite audio, video and data network and DTH receiving equipment	62	15	–	–	(17)	–	–	–	60
Land and buildings	393	61	195	–	(37)	–	(176)	(8)	428
Data centre infrastructure, data processing and other	622	79	10	–	(117)	(1)	(294)	(14)	285
Assets under construction	376	224	(477)	–	–	–	(21)	(1)	101
	4,607	1,122	–	–	(869)	(2)	(491)	(23)	4,344